Concentration of Credit Risk (Tables)	6 Months Ended
Jun. 30, 2026
Concentration of Credit Risk [Abstract]
Schedule of Concentration Credit Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the six months ended June 30,
	2026		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total revenue
Customer A	126,497	12.15%	*	*
Customer B	*	*	3,897,127	33.80%
Customer C	*	*	1,803,456	15.70%
Customer D	*	*	1,443,077	12.50%
Customer E	*	*	1,261,059	10.90%

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
	Amount %	Amount %
Percentage of the Group’s accounts receivable, net
Customer B	* *	22,883,269	90.8%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended June 30,
	2026		2025
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total purchase
Supplier A	*	*	6,957,037	20.21%
Supplier B	*	*	6,955,848	20.24%
Supplier C	*	*	6,042,282	17.52%
Supplier D	*	*	5,515,263	16.00%
Supplier E	50,736	33.92%	*	*
Supplier F	32,866	21.98%	*	*
Supplier G	26,529	17.74%	*	*

*	represent percentage less than 10%